S000005569 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended	404 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%		14.29%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	12.81%	6.09%		9.62%
Lipper Small-Cap Core Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	6.99%	7.59%		9.14%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.33%	6.65%		9.52%
Performance Inception Date						May 06, 1992
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.53%	5.20%		7.39%
Performance Inception Date						May 06, 1992
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.39%	4.82%		6.92%
Performance Inception Date						May 06, 1992
Class I
Prospectus [Line Items]
Average Annual Return, Percent		7.79%	8.19%		10.44%
Performance Inception Date						May 06, 1992
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		7.96%	8.33%	9.43%
Performance Inception Date				Feb. 28, 2018
Class R6 | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]			13.75%
Class R6 | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]			7.98%
Class R6 | Lipper Small-Cap Core Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]			7.75%

[1]
An index designed to measure the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

[2]	An index designed to measure the performance of the small-cap segment of the U.S. equity universe.
[3]	Represents the average annualized total return for all reporting funds in the Lipper Small-Cap Core Funds Classification.